Note 13 - Net Income Per Share - Net Income (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares		Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net income from continuing operations	$ 68,585	¥ 446,236	¥ 145,095		¥ 173,613
Net income from discontinued operations	842	5,480	22,543		41,868
Net income	69,427	451,716	167,638	[1]	215,481	[1]
Less: Net income attributable to the noncontrolling interests	$ 382	2,488	10,591		5,395
Net income | ¥		¥ 449,228	¥ 157,047		¥ 210,086
Basic: (in shares)	1,231,698,725	1,231,698,725	1,160,592,325		1,151,705,374
Net income from continuing operations (in CNY per share) | (per share)	$ 0.06	¥ 0.36	¥ 0.12		¥ 0.14
Net income from discontinued operations (in CNY per share) | (per share)	0	0	0.02		0.04
Basic net income per ordinary share (in CNY per share) | (per share)	0.06	0.36	0.14		0.18
Net income from continuing operations (in CNY per share) | (per share)	1.11	7.20	2.32		2.92
Net income from discontinued operations (in CNY per share) | (per share)	0.02	0.09	0.39		0.73
Basic net income per ADS (in CNY per share) | (per share)	$ 1.13	¥ 7.29	¥ 2.71		¥ 3.65
Weighted average number of dilutive potential ordinary shares from share options (in shares)	29,524,324	29,524,324	48,229,471		51,618,147
Diluted (in shares)	1,261,223,049	1,261,223,049	1,208,821,796		1,203,323,521
Net income from continuing operations (in CNY per share) | (per share)	$ 0.06	¥ 0.36	¥ 0.11		¥ 0.14
Net income from discontinued operations (in CNY per share) | (per share)	0	0	0.02		0.03
Diluted net income per ordinary share (in CNY per share) | (per share)	0.06	0.36	0.13		0.17
Net income from continuing operations (in CNY per share) | (per share)	1.11	7.20	2.23		2.79
Net income from discontinued operations (in CNY per share) | (per share)	0.02	0.09	0.37		0.70
Diluted net income per ADS (in CNY per share) | (per share)	$ 1.13	¥ 7.29	¥ 2.60		¥ 3.49

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.